Equity Investment in GBT Technologies, S.A. (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 06, 2019	Jun. 17, 2019	Dec. 31, 2020	Dec. 31, 2019
Conversion price (in dollars per share)				$ 0.800
Debt conversion, converted instrument, Value			$ 1,306,489
Impairment charge			$ 5,600,000	$ 48,631,534
Altcorp [Member]
Note payable description	Note payable by Gopher Protocol Costa Rica Sociedad De Responsabilidad Limitada to the Company in the principal amount of $5,000,000 dated February 6, 2019 (of which the underlying security for this Promissory Note is 30,000,000 restricted shares of common stock of Mobiquity) and 60,000,000 restricted shares of common stock of Mobiquity.
Impairment charge				$ 30,731,534
Altcorp [Member] | Series H Convertible Preferred Stock [Member]
Number of shares converted		20,000
Stock Issued for Acquisitions, Shares		625,000
Conversion price (in dollars per share)		$ 10.00
Debt conversion, converted instrument, Value		$ 10,000,000
Interest rate		6.00%
Maturity date		Dec. 31, 2021
Dividend per share		$ 500